Subsequent Events (Details) In Thousands, unless otherwise specified	12 Months Ended							1 Months Ended	0 Months Ended	2 Months Ended	1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 United Kingdom USD ($) item	Dec. 31, 2013 The 7 1/4% Notes	Dec. 31, 2012 The 7 1/4% Notes	Dec. 31, 2011 The 7 1/4% Notes	Jan. 31, 2014 Subsequent event United Kingdom USD ($) item	Feb. 05, 2014 Subsequent event Buenos Aires, Argentina	Feb. 28, 2014 Subsequent event Tape Management Services Pty Ltd and RM Arsiv Yonetim Hizmetleri Ticaret Anonim Sirketi USD ($)	Jan. 31, 2014 Subsequent event The 7 1/4% Notes USD ($)	Jan. 31, 2014 Subsequent event The 7 1/4% Notes GBP (£)
Subsequent events
Aggregate principal amount outstanding											$ 248,000	£ 150,000
Stated interest rate (as a percent)					7.25%	7.25%	7.25%				7.25%	7.25%
Redemption price (as a percent)											100.00%	100.00%
Purchase price										39,600
Number of facilities disposed				2				2
Net cash proceeds from disposal of facilities								16,500
Gain on disposal of facilities recorded within gain/(loss) on disposal/write-down of property, plant and equipment, net	$ 1,417	$ (4,400)	$ 2,286	$ 1,800				$ 9,300
Maximum facility revenue as a percentage of consolidated revenues									0.50%